Foreign currency risk - Schedule of Sensitivity of Foreign Exchange Rates (Details) - Currency risk - CHF (SFr) SFr in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
United States of America, Dollars
Disclosure of nature and extent of risks arising from financial instruments [line items]
Change in USD/CHF and EUR CHF +10%	SFr 57.4	SFr 71.2	SFr 32.1
Change in USD/CHF and EUR CHF -10%	(57.4)	(71.2)	(32.1)
Euro Member Countries, Euro
Disclosure of nature and extent of risks arising from financial instruments [line items]
Change in USD/CHF and EUR CHF +10%	3.0	7.3	1.1
Change in USD/CHF and EUR CHF -10%	SFr (3.0)	SFr (7.3)	SFr (1.1)